Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT International Equity Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT International Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$96	0.81%
[1]
Expenses Paid, Amount	$ 96	[1]
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT International Equity Fund returned 38.00%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 31.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Samsung Electronics, a consumer electronics company
↑	Overweight position in Ryohin Keikaku, a Japanese retailer
↑	Overweight position in SoftBank Group, a Japanese multinational holding company

Top detractors from performance:
↓	Overweight position in London Stock Exchange Group, a provider of financial market infrastructure and data
↓	Not owning Banco Santander, a Spanish multinational financial services group
↓	Overweight position in Compass Group, a global provider of food service and support

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	38.00	9.55	8.40
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 285,897,654
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,708,712
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$285,897,654
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	66
Total Management Fee Paid	$1,708,712
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi, CFA, and David Morgan.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT International Equity Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT International Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$126	1.06%
[3]
Expenses Paid, Amount	$ 126	[3]
Expense Ratio, Percent	1.06%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT International Equity Fund returned 37.68%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 31.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Samsung Electronics, a consumer electronics company
↑	Overweight position in Ryohin Keikaku, a Japanese retailer
↑	Overweight position in SoftBank Group, a Japanese multinational holding company

Top detractors from performance:
↓	Overweight position in London Stock Exchange Group, a provider of financial market infrastructure and data
↓	Not owning Banco Santander, a Spanish multinational financial services group
↓	Overweight position in Compass Group, a global provider of food service and support

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	37.68	9.28	8.12
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 285,897,654
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,708,712
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$285,897,654
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	66
Total Management Fee Paid	$1,708,712
Portfolio Turnover Rate	79%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi, CFA, and David Morgan.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[4]
*	Does not include derivatives, except purchased options, if any.